Notes Payable	6 Months Ended
Jun. 30, 2023
Notes Payable [Abstract]
NOTES PAYABLE

6. NOTES PAYABLE

Insurance Note

In June 2022 and 2021, the Company entered into financing agreements for a portion of its insurance premium for approximately $0.4 million (the “2022 Insurance Note”) and $0.5 million (the “2021 Insurance Note”), respectively. The 2022 Insurance Note and 2021 Insurance Note bear interest at 6.7% per annum and 5.7% per annum, respectively, and are each payable in equal monthly payments of principal and interest maturing in May 2023 and February 2022, respectively. The Company determined that the carrying amounts of the 2022 Insurance Note and 2021 Insurance Note approximate fair value due to the short-term nature of borrowings and current market rates interest rates.

During the six months ended June 30, 2023, the Company repaid the remaining balance of approximately $0.2 million of principal and interest for the 2022 Insurance Note. As of December 31, 2022, the Company had an outstanding balance of $0.2 million, respectively, for the 2022 Insurance Note.

During the six months ended June 30, 2022, the Company repaid the remaining balance of approximately $0.2 million, respectively, for the 2021 Insurance Note. There was no outstanding balance for the 2021 Insurance Note as of December 31, 2022.

PPP Loan

On April 13, 2020, the Company entered into a promissory note with JPMorgan Chase Bank, N.A., as lender, pursuant to the Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) for $768,575 (the “PPP Loan”). The PPP Loan, which matured on April 13, 2022 and bears interest at 1% per annum, can be prepaid at any time prior to maturity with no prepayment penalties. The Company could defer interest and principal payments until September 13, 2021. Beginning on September 13, 2021, the Company was required to make equal monthly payments of principal and interest until the loan maturity on April 13, 2022. The PPP Loan is subject to customary terms for payment defaults and breaches of representations and warranties. The Company did not request the PPP Loan to be forgiven. During the six months ended June 30, 2022, the Company repaid the remaining $0.4 million of principal and interest for the PPP Loan. There was no outstanding balance for the PPP Loan as of December 31, 2022.